Restatement of Financial Statements - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Nov. 23, 2020	Jun. 30, 2021	Dec. 31, 2020
Restatement [Line Items]
Class of warrants or rights exercise price		$ 11.50
Class of warrants or rights term		5 years
Class A Ordinary Shares
Restatement [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Reinvent Technology Partners Z [Member]
Restatement [Line Items]
Class of warrants or rights exercise price			$ 11.50
Class of warrants or rights term			5 years
Reclassification of warrant from temporary equity to derivative liability	$ 12.6
Reinvent Technology Partners Z [Member] | Class A Ordinary Shares
Restatement [Line Items]
Stock shares issued during the period new issues	23,000,000
Common stock, par value	$ 0.0001		$ 0.0001
Class of warrants or rights exercise price			$ 11.50